Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 408,589	$ 57,840	$ 123,461	$ 75,726